RELATED PARTY TRANSACTIONS - Related party transactions (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
RELATED PARTY TRANSACTIONS
Due from related party	$ 0	$ 1,369
Due to related parties	1,173,510	126,530
WDZG Consulting
RELATED PARTY TRANSACTIONS
Due to related parties		9,449
Fan Shen
RELATED PARTY TRANSACTIONS
Due to related parties		578
Xiangchun Ruan
RELATED PARTY TRANSACTIONS
Due to related parties		10,955
Baohai Xu
RELATED PARTY TRANSACTIONS
Due to related parties	321,385	105,500
Kui Che
RELATED PARTY TRANSACTIONS
Due to related parties		48
Zhe Wang
RELATED PARTY TRANSACTIONS
Due to related parties	120,985
Sheng Xu
RELATED PARTY TRANSACTIONS
Due to related parties	110,362
Mufang Gao
RELATED PARTY TRANSACTIONS
Due to related parties	310,771
Feng'e Feng
RELATED PARTY TRANSACTIONS
Due to related parties	186,571
Mingxiu Luan
RELATED PARTY TRANSACTIONS
Due to related parties	$ 123,436
Related party
RELATED PARTY TRANSACTIONS
Due from related party		1,369
Related party | Wei Chen
RELATED PARTY TRANSACTIONS
Due from related party		$ 1,369